Putnam VT International Value Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (94.1%)(a)
	Shares	Value
Aerospace and defense (1.0%)
BAE Systems PLC (United Kingdom)	80,601	$708,147

		708,147
Air freight and logistics (1.1%)
Deutsche Post AG (Germany)	25,227	767,617

		767,617
Airlines (1.3%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	278,551	896,663

		896,663
Auto components (1.0%)
Magna International, Inc. (Canada)	14,816	702,858

		702,858
Automobiles (1.2%)
Yamaha Motor Co., Ltd. (Japan)	43,300	811,396

		811,396
Banks (17.7%)
AIB Group PLC (Ireland)	435,307	1,048,450
Australia & New Zealand Banking Group, Ltd. (Australia)	113,441	1,647,136
BNP Paribas SA (France)	26,705	1,127,414
CaixaBank SA (Spain)	168,945	544,408
DBS Group Holdings, Ltd. (Singapore)	38,204	883,275
DNB Bank ASA (Norway)	43,325	685,919
Hana Financial Group, Inc. (South Korea)	36,402	894,050
HSBC Holdings PLC (United Kingdom)	325,831	1,688,426
ING Groep NV (Netherlands)	222,686	1,909,379
Mizuho Financial Group, Inc. (Japan)	41,480	448,148
Sumitomo Mitsui Financial Group, Inc. (Japan)	54,800	1,524,954

		12,401,559
Beverages (2.2%)
Asahi Group Holdings, Ltd. (Japan)	19,200	595,610
Coca-Cola Europacific Partners PLC (United Kingdom)	22,230	947,443

		1,543,053
Building products (0.9%)
Compagnie de Saint-Gobain (France)	17,103	609,959

		609,959
Capital markets (2.3%)
Quilter PLC (United Kingdom)	420,725	429,386
UBS Group AG (Switzerland)	83,259	1,202,757

		1,632,143
Chemicals (0.5%)
LANXESS AG (Germany)	13,157	385,285

		385,285
Construction and engineering (2.6%)
Vinci SA (France)	22,958	1,844,111

		1,844,111
Construction materials (1.1%)
CRH PLC (Ireland)	23,898	765,244

		765,244
Diversified financial services (2.1%)
Eurazeo SE (France)	12,819	669,333
ORIX Corp. (Japan)	55,800	784,770

		1,454,103
Diversified telecommunication services (4.2%)
BCE, Inc. (Canada)(S)	17,050	714,906
Nippon Telegraph & Telephone Corp. (Japan)	66,500	1,794,038
Telstra Corp., Ltd. (Australia)	185,020	453,474

		2,962,418
Electric utilities (2.0%)
Fortum OYJ (Finland)	32,379	435,214
SSE PLC (United Kingdom)	55,336	938,225

		1,373,439
Electrical equipment (0.1%)
Siemens Energy AG (Germany)	6,065	67,510

		67,510
Food and staples retailing (2.3%)
Koninklijke Ahold Delhaize NV (Netherlands)	39,053	994,444
Seven & i Holdings Co., Ltd. (Japan)	16,100	646,720

		1,641,164
Food products (1.1%)
JDE Peet's NV (Netherlands)	8,205	239,320
Kerry Group PLC Class A (Ireland)	5,825	517,480

		756,800
Health-care equipment and supplies (1.4%)
Hoya Corp. (Japan)	9,900	951,834

		951,834
Hotels, restaurants, and leisure (0.8%)
Compass Group PLC (United Kingdom)	28,680	573,291

		573,291
Household durables (3.3%)
Cairn Homes PLC (Ireland)	465,226	373,627
Panasonic Corp. (Japan)	75,000	526,689
Sony Group Corp. (Japan)	22,500	1,448,152

		2,348,468
Industrial conglomerates (2.0%)
Siemens AG (Germany)	14,084	1,393,943

		1,393,943
Insurance (8.3%)
AIA Group, Ltd. (Hong Kong)	195,800	1,625,641
Allianz SE (Germany)	4,391	694,879
AXA SA (France)	59,878	1,311,014
Prudential PLC (United Kingdom)	86,120	846,136
QBE Insurance Group, Ltd. (Australia)	180,913	1,336,433

		5,814,103
Machinery (1.6%)
Minebea Mitsumi, Inc. (Japan)	57,800	857,270
NSK, Ltd. (Japan)	55,100	269,993

		1,127,263
Metals and mining (3.2%)
Anglo American PLC (London Exchange) (United Kingdom)	42,371	1,279,959
Rio Tinto PLC (United Kingdom)	17,591	952,790

		2,232,749
Multi-utilities (1.5%)
Veolia Environnement SA (France)	57,209	1,085,434

		1,085,434
Multiline retail (1.0%)
Pan Pacific International Holdings Corp. (Japan)	40,600	713,423

		713,423
Oil, gas, and consumable fuels (8.6%)
BP PLC (United Kingdom)	306,933	1,459,575
Shell PLC (London Exchange) (United Kingdom)	82,294	2,047,499
Suncor Energy, Inc. (Canada)	55,722	1,569,179
TotalEnergies SE (France)	20,427	961,497

		6,037,750
Personal products (1.1%)
Unilever PLC (United Kingdom)	18,294	806,832

		806,832
Pharmaceuticals (5.2%)
AstraZeneca PLC (United Kingdom)	13,959	1,535,072
Euroapi SA (France)(NON)	1,226	20,413
Sanofi (France)	27,854	2,125,825

		3,681,310
Specialty retail (0.9%)
JD Sports Fashion PLC (United Kingdom)	546,673	597,081

		597,081
Technology hardware, storage, and peripherals (2.4%)
Lite-On Technology Corp. (Taiwan)	407,000	812,076
Samsung Electronics Co., Ltd. (South Korea)	22,876	840,540

		1,652,616
Tobacco (1.1%)
Imperial Brands PLC (United Kingdom)	36,371	750,544

		750,544
Trading companies and distributors (4.7%)
Ferguson PLC (United Kingdom)	6,111	636,324
ITOCHU Corp. (Japan)	31,400	761,007
Mitsubishi Corp. (Japan)	69,600	1,911,477

		3,308,808
Wireless telecommunication services (2.3%)
KDDI Corp. (Japan)	20,100	589,532
Vodafone Group PLC (United Kingdom)	902,928	1,016,944

		1,606,476

Total common stocks (cost $74,478,684)		$66,005,394

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 0.75%, 3/31/26(i)	$31,000	$27,526

Total U.S. treasury obligations (cost $27,526)		$27,526

SHORT-TERM INVESTMENTS (7.0%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 3.06%(AFF)	Shares	665,260	$665,260
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	3,836,041	3,836,041
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	110,000	110,000
U.S. Treasury Bills 2.680%, 11/1/22(SEGSF)		$100,000	99,785
U.S. Treasury Bills 2.800%, 11/8/22(SEGSF)		100,000	99,729
U.S. Treasury Bills 2.944%, 11/22/22(SEGSF)		100,000	99,593

Total short-term investments (cost $4,910,366)			$4,910,408
TOTAL INVESTMENTS

Total investments (cost $79,416,576)			$70,943,328

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $24,366,600) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	10/19/22	$342,767	$366,188	$23,421
		Danish Krone	Buy	12/21/22	142,157	146,992	(4,835)
		Japanese Yen	Buy	11/16/22	278,956	310,060	(31,104)
		New Taiwan Dollar	Sell	11/16/22	421,166	446,087	24,921
		Swedish Krona	Buy	12/21/22	409,813	433,390	(23,577)
		Swiss Franc	Buy	12/21/22	255,617	262,517	(6,900)
	Barclays Bank PLC
		Hong Kong Dollar	Buy	11/16/22	355,537	355,947	(410)
		Israeli Shekel	Buy	10/19/22	117,493	119,622	(2,129)
		Japanese Yen	Buy	11/16/22	230,410	256,086	(25,676)
		New Taiwan Dollar	Sell	11/16/22	421,166	446,699	25,533
		Singapore Dollar	Buy	11/16/22	114,724	119,525	(4,801)
	Citibank, N.A.
		British Pound	Sell	12/21/22	646,124	669,264	23,140
		Canadian Dollar	Sell	10/19/22	1,035,324	1,106,076	70,752
		Danish Krone	Buy	12/21/22	482,124	498,509	(16,385)
		Swiss Franc	Buy	12/21/22	457,188	474,764	(17,576)
	Goldman Sachs International
		Australian Dollar	Buy	10/19/22	191,284	203,090	(11,806)
		Japanese Yen	Buy	11/16/22	560,984	599,586	(38,602)
		South Korean Won	Sell	11/16/22	372,966	407,941	34,975
	HSBC Bank USA, National Association
		British Pound	Sell	12/21/22	1,377,765	1,428,417	50,652
		Euro	Buy	12/21/22	1,611,776	1,654,349	(42,573)
		Norwegian Krone	Buy	12/21/22	170,178	188,245	(18,067)
		Swiss Franc	Buy	12/21/22	58,438	60,004	(1,566)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	10/19/22	244,447	258,077	13,630
		British Pound	Sell	12/21/22	568,992	589,865	20,873
		Canadian Dollar	Buy	10/19/22	382,365	383,251	(886)
		Japanese Yen	Sell	11/16/22	198,364	207,487	9,123
		New Zealand Dollar	Buy	10/19/22	143,222	157,604	(14,382)
		Singapore Dollar	Buy	11/16/22	168,221	175,255	(7,034)
		South Korean Won	Sell	11/16/22	1,504,640	1,655,635	150,995
		Swiss Franc	Buy	12/21/22	129,545	133,020	(3,475)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/19/22	260,120	276,187	(16,067)
		British Pound	Buy	12/21/22	146,552	147,768	(1,216)
		Canadian Dollar	Sell	10/19/22	117,851	125,523	7,672
		Japanese Yen	Buy	11/16/22	900,814	1,001,502	(100,688)
		Swiss Franc	Buy	12/21/22	370,961	380,941	(9,980)
	NatWest Markets PLC
		Swedish Krona	Buy	12/21/22	458,042	488,720	(30,678)
		Swiss Franc	Buy	12/21/22	1,995,076	2,048,646	(53,570)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/19/22	247,901	263,120	(15,219)
		British Pound	Sell	12/21/22	99,825	103,504	3,679
		Canadian Dollar	Sell	10/19/22	506,224	543,139	36,915
		Israeli Shekel	Buy	10/19/22	459,921	468,080	(8,159)
		Japanese Yen	Sell	11/16/22	294,011	317,459	23,448
		Norwegian Krone	Buy	12/21/22	9,358	10,349	(991)
		Swedish Krona	Buy	12/21/22	297,734	314,692	(16,959)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/19/22	745,815	791,677	(45,862)
		Canadian Dollar	Buy	10/19/22	213,841	229,619	(15,778)
		Swedish Krona	Buy	12/21/22	313,653	331,712	(18,059)
		Swiss Franc	Buy	12/21/22	321,819	330,460	(8,641)
	UBS AG
		Canadian Dollar	Sell	10/19/22	1,192,483	1,271,924	79,441
		Euro	Buy	12/21/22	302,713	310,254	(7,541)
		Swiss Franc	Sell	12/21/22	182,875	187,106	4,231
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/19/22	288,764	310,666	21,902

	Unrealized appreciation						625,303

	Unrealized (depreciation)						(621,192)

	Total						$4,111
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $70,171,740.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$13,635,068	$12,969,808	$4,415	$665,260
	Putnam Short Term Investment Fund**	2,765,609	9,502,314	8,431,882	19,914	3,836,041

	Total Short-term investments	$2,765,609	$23,137,382	$21,401,690	$24,329	$4,501,301
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $665,260 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $623,831.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $252.221.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	24.3%
	Japan	20.7
	France	13.8
	Australia	6.1
	United States	5.8
	Germany	4.7
	Netherlands	4.4
	Canada	4.2
	Ireland	3.8
	South Korea	2.5
	Hong Kong	2.3
	Switzerland	1.7
	Singapore	1.2
	Taiwan	1.1
	Norway	1.0
	Spain	0.8
	Finland	0.6

	Total	100%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $345,411 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $252,221 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$714,906	$3,853,988	$—
Consumer discretionary	702,858	5,043,659	—
Consumer staples	947,443	4,550,950	—
Energy	1,569,179	4,468,571	—
Financials	—	21,301,908	—
Health care	—	4,633,144	—
Industrials	—	10,724,021	—
Information technology	—	1,652,616	—
Materials	—	3,383,278	—
Utilities	—	2,458,873	—

Total common stocks	3,934,386	62,071,008	—
U.S. treasury obligations	—	27,526	—
Short-term investments	110,000	4,800,408	—

Totals by level	$4,044,386	$66,898,942	—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$4,111	$—

Totals by level	$—	$4,111	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$38,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com